Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments

Note 31—Segments

The Company has diversified its investment activities and has focused its broadened investment base on two classes of investments: credit sensitive and interest rate sensitive mortgage related assets. As this focus has developed, new reporting is used by the chief operating decision maker in the management of the Company’s investments. Accordingly, the Manager re-evaluated this new information in relation to its definition of the Company’s operating segments and the Company has redefined its segment reporting to separately distinguish its investment activities between credit sensitive and interest rate sensitive investments, and certain of its corporate activities.

The Company operates in four segments: correspondent production, credit sensitive strategies, interest rate sensitive strategies and corporate:

•

The correspondent production segment represents the Company’s operations aimed at serving as an intermediary between mortgage lenders and the capital markets by purchasing, pooling and reselling newly originated prime credit quality mortgage loans either directly or in the form of MBS using the services of the Manager and PLS.

•

The credit sensitive strategies segment represents the Company’s investments in distressed mortgage loans, REO, CRT Agreements, non-Agency subordinated bonds and small balance commercial real estate mortgage loans.

•	The interest rate sensitive strategies segment represents the Company’s investments in MSRs, ESS, Agency and senior non-Agency MBS and the related interest rate hedging activities.

•	The corporate segment includes certain interest income, management fee and corporate expense amounts.

Financial highlights by operating segment are summarized below:

Year ended December 31, 2016	Correspondent production	Credit sensitive strategies	Interest rate sensitive strategies	Corporate	Total
	(in thousands)
Net investment income:
Net gain on mortgage loans acquired for sale	$107,126	$(684)	$—	$—	$106,442
Net gain on investments	—	30,418	(23,243)	—	7,175
Net mortgage loan servicing fees	—	6	54,783	—	54,789
Interest income	53,943	109,986	57,542	651	222,122
Interest expense	(34,630)	(62,707)	(52,431)	—	(149,768)
	19,313	47,279	5,111	651	72,354
Other income (loss)	42,091	(10,763)	—	—	31,328
	168,530	66,256	36,651	651	272,088
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI	86,488	29,601	20,991	—	137,080
Management fees	—	—	—	20,657	20,657
Other	8,200	19,367	1,619	23,402	52,588
	94,688	48,968	22,610	44,059	210,325
Pre-tax income (loss)	$73,842	$17,288	$14,041	$(43,408)	$61,763
Total assets at period end	$1,734,290	$2,288,886	$2,177,024	$157,302	$6,357,502

Year ended December 31, 2015	Correspondent production	Credit sensitive strategies	Interest rate sensitive strategies	Corporate	Total
	(in thousands)
Net investment income:
Net gain on mortgage loans acquired for sale	$51,223	$(207)	$—	$—	$51,016
Net gain on investments	—	81,992	(28,007)	—	53,985
Net mortgage loan servicing fees	—	—	49,319	—	49,319
Interest income	48,281	98,061	54,400	603	201,345
Interest expense	(28,005)	(60,438)	(36,265)	—	(124,708)
	20,276	37,623	18,135	603	76,637
Other income (loss)	28,901	(11,093)	—	—	17,808
	100,400	108,315	39,447	603	248,765
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI	58,607	28,575	17,848	—	105,030
Management fees	—	—	—	24,194	24,194
Other	5,403	13,702	1,083	26,049	46,237
	64,010	42,277	18,931	50,243	175,461
Pre-tax income	$36,390	$66,038	$20,516	$(49,640)	$73,304
Total assets at period end	$1,298,968	$2,787,064	$1,640,062	$100,830	$5,826,924

Year ended December 31, 2014	Correspondent production	Credit sensitive strategies	Interest rate sensitive strategies	Corporate	Total
	(in thousands)
Net investment income:
Net gain on mortgage loans acquired for sale	$35,647	$—	$—	—	$35,647
Net gain on investments	—	217,904	(16,095)	—	201,809
Net mortgage loan servicing fees	—		37,893	—	37,893
Interest income	23,974	105,437	42,284	653	172,348
Interest expense	(15,014)	(44,762)	(25,813)	—	(85,589)
	8,960	60,675	16,471	653	86,759
Other income (loss)	18,290	(23,657)	—	—	(5,367)
	62,897	254,922	38,269	653	356,741
Expenses:
Mortgage loan fulfillment and servicing fees payable to PFSI	48,719	38,562	13,960	—	101,241
Management fees	—	—	—	35,035	35,035
Other	3,218	9,622	938	27,223	41,001
	51,937	48,184	14,898	62,258	177,277
Pre-tax income	$10,960	$206,738	$23,371	$(61,605)	$179,464
Total assets at period end	$665,489	$2,655,500	$1,359,409	$216,860	$4,897,258